united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Brian Curley, Ultimus Fund Solutions, LLC.

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 9/30

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

FPA Global Equity ETF

FPAG

Annual Report

September 30, 2023

Advised by:

First Pacific Advisors, LP

11601 Wilshire Boulevard, Suite 1200

Los Angeles, CA 90025

https://fpag.fpa.com

(800) 982-4372

Distributed by Northern Lights Distributors, LLC

Member FINRA

This Page Intentionally Left Blank

FPA Global Equity ETF 2023 Annual Commentary

Dear Shareholders:

Performance Overview

The FPA Global Equity ETF (“Fund” or “FPAG”) declined 2.59%, net, for the quarter but gained 29.82%, net, for the trailing twelve months.

FPAG’s performance along with the relevant index are captured in the following table:

Performance versus Illustrative Indices1

	Q3 2023	Trailing 12-month
FPA Global Equity ETF (NAV)	-2.59%	29.82%
MSCI ACWI	-3.40%	20.80%

Portfolio discussion2

FPAG’s top five performers contributed 14.34% to its return in the last twelve months, while its bottom five detracted 1.42%.

Contributors and Detractors as of September 30, 20233

	Perf.	Avg. %		Perf.	Avg. %
Contributors	Cont.	of Port.	Detractors	Cont.	of Port.
TTM
Meta Platforms	3.39%	3.4%	Int’l Flavors & Fragrances	-0.90%	3.2%
Holcim	2.98%	5.3%	Heineken	-0.20%	1.1%
Comcast	2.47%	5.0%	Delivery Hero	-0.13%	0.4%
Broadcom	2.37%	2.8%	FirstEnergy	-0.10%	1.6%
Alphabet	3.13%	8.0%	Just Eat Takeaway	-0.09%	0.3%
	14.34%	24.5%		-1.42%	6.7%

Of the contributors and detractors listed, we haven’t recently addressed International Flavors & Fragrances (IFF; 3.2% of net assets as of 9/30/2023). IFF missed financial targets and lowered guidance for 2023, which, along with the delays in the company’s efforts to reduce its debt load, led to a significant decline in its stock price.4 We have added to our position, as we view much of the company’s business as resilient and high quality, while the company’s debt should prove manageable considering its low cost and long duration.

We have discussed most of the other positions in the last year, which you can find in our archived commentaries.

[1]	Comparison to any index is for illustrative purposes only. The Fund does not include outperformance of any index or benchmark in its investment objectives. Please see end of Commentary for Important Disclosures and definitions. The referenced indices are shown for general market comparisons and are not meant to represent the Fund. Investors cannot directly invest in an index; unmanaged index returns do not reflect any fees, expenses or sales charges.

[2]	References to individual securities are for informational purposes only, are subject to change, and should not be construed as recommendation or a solicitation to buy or sell a particular security. Portfolio composition will change due to ongoing management of the Fund. Portfolio holdings for the Fund can be found at fpag.fpa.com.

[3]	Reflects the top five contributors and detractors to the Fund’s performance based on contribution to return for the trailing twelve months (TTM). Contribution is presented gross of investment management fees, transactions costs, and Fund operating expenses, which if included, would reduce the returns presented. The information provided does not reflect all positions purchased, sold or recommended by FPA during the quarter. A copy of the methodology used and a list of every holding’s contribution to the overall Fund’s performance during the quarter is available by contacting FPA Client Service at crm@fpa.com. It should not be assumed that recommendations made in the future will be profitable or will equal the performance of the securities listed. Portfolio holdings are subject to change at any time and should not be considered investment advice.

[4]	Source: IFF Press Release. February 8, 2023. https://ir.iff.com/static-files/4e8da295-8692-406e-99c5-d4635bc35e6a.

Past performance is no guarantee, nor is it indicative, of future results.

Portfolio profile5

There were 45 equity holdings in the Fund, with the top 5 holdings comprising 29.2% and the top 10 comprising 47.7% of the total portfolio as of September 30, 2023. The Fund’s top three sectors, based on GICS sector classification, were Communication Services (25.1%), Financials (16.4%), and Industrials (13.4%). The portfolio managers have been able to find opportunity outside of the US and currently (as a percentage of equity) the portfolio has 40.3% non-US exposure and 59.7% exposure in the US.6 However, 55.0% (as a percentage of equity) of the portfolio companies’ revenues is non-US.7

Closing

Geopolitical instability has the world wobbling on its axis. Our thoughts are with you and yours both here and abroad.

Respectfully submitted,

FPA Contrarian Value Equity Team

October 31, 2023

[5]	As of September 30, 2023. The information reflects the portfolio statistics for the Fund. Number of Equity Positions is shown at the issuer level. Totals may not add up due to rounding. Sector classification scheme for equities reflects GICS (Global Industry Classification Standard).

[6]	Exposure is based on country of domicile by geography.

[7]	Source: Factset, based on country of domicile and revenue by geography. ’As a Percentage of Equity’ excludes cash and cash equivalents. Revenue refers to the geographic location of portfolio companies’ revenue sources, rather than where they are domiciled, and may provide insight into the portfolios’ geographic diversification.

Past performance is no guarantee, nor is it indicative, of future results. Portfolio holdings are subject to change at any time and should not be considered investment advice.

Important Disclosures

This Commentary is for informational and discussion purposes only and does not constitute, and should not be construed as, an offer or solicitation for the purchase or sale of any securities, products or services discussed, an neither does it provide investment advice. Any such offer or solicitation shall only be made pursuant to the Fund’s Prospectus, which supersedes the information contained herein in its entirety. These materials are not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use is contrary to local law or regulation.

The statements contained herein reflect the opinions of the portfolio managers as of the date written and are subject to change without notice. These views may differ from other portfolio managers and analysts of the firm as a whole and are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information and data herein has been prepared from sources believed reliable, but the accuracy and completeness of the information cannot be guaranteed and is not a complete summary or statement of all available data.

Certain statements herein may be forward-looking and/or based on current expectations, projections, and information currently available to FPA. While we believe we have a reasonable basis for our comments and we have confidence in our opinions, actual results may differ from those we anticipate. We cannot assure future results and disclaim any obligation to update or alter any forward-looking statements, whether as a result of new information, future events, or otherwise. Such statements may or may not be accurate over the long-term. Statistical data or references thereto were taken from sources which we deem to be reliable, but their accuracy cannot be guaranteed.

Past performance does not guarantee future results. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. For a complete description of the Fund’s principal investment risks please refer to the prospectus.

Shares of the Fund are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Because ETFs trade like stocks, the Fund may trade at prices above or below the ETF’s NAV. While the shares of ETFs are tradable on secondary markets, they may not readily trade in all market conditions and may trade at significant discounts in periods of market stress. Brokerage commissions and ETF expenses will reduce returns.

An investment in the Fund is speculative and entails substantial risks. Portfolio composition will change due to ongoing management of the Fund. References to individual securities or sectors are for informational purposes only and should not be construed as recommendations by the Fund, the portfolio managers, FPA, or the distributor (as applicable), and any information provided is not a sufficient basis upon which to make an investment decision. It should not be assumed that future investments will be profitable or will equal the performance of any security or sector discussed.

It is important to remember that there are risks inherent in any investment and there is no assurance that any investment or asset class will provide positive performance over time. Capital markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. The Fund purchases foreign securities, including American Depository Receipts (ADRs) and other depository receipts, which are subject to interest rate, currency exchange rate, economic and political risks; this may be enhanced when investing in emerging markets. Non-U.S. investing presents additional risks such as the potential for adverse political, currency, economic, social or regulatory developments in a country including lack of liquidity, excessive taxation, and differing legal and accounting standards. These risks are magnified in emerging and frontier markets. In addition, while we believe investing in companies with less liquidity has the potential to add alpha on the upside, such names are also more subject to price volatility on the downside.

Small and mid-cap stocks involve greater risks and they can fluctuate in price more than larger company stocks. You risk paying more for a security than you received from its sale. Groups of stocks, such as value and growth, go in and out of favor which may cause certain funds to underperform other equity funds.

Value style investing presents the risk that the holdings or securities may never reach their full market value because the market fails to recognize what the portfolio management team considers the true business value or because the portfolio management team has misjudged those values. In addition, value style investing may fall out of favor and underperform growth or other style investing during given periods.

The Fund may lack diversification, thereby increasing the risk of loss, and the Fund’s performance may be volatile. As a result, an investor could lose all or a substantial amount of its investment.

The information contained herein is not complete, may change, and is subject to, and is qualified in its entirety by, the more complete disclosures, risk factors, and other information contained in the relevant offering memorandum, investment management agreement and/or Form ADV. The information is furnished as of the date shown. No representation is made with respect to its completeness or timeliness. The information is not intended to be, nor shall it be construed as, investment advice or a recommendation of any kind.

The information provided in this report is based upon data existing as of the date(s) of the report in FPA’s internal systems and has not been audited or reviewed. While we believe the information to be accurate, it is subject in all respects to adjustments that may be made after proper review and reconciliation.

Please refer to the Fund’s Prospectus for a complete overview of the primary risks associated with the Fund.

In making any investment decision, you must rely on your own examination of the Fund, including the risks involved in an investment. Investments mentioned herein may not be suitable for all recipients and in each case, potential investors are advised not to make any investment decision unless they have taken independent advice from an appropriately authorized advisor. An investment in any security mentioned herein does not guarantee a positive return as securities are subject to market risks, including the potential loss of principal. You should not construe the contents of this document as legal, tax, investment or other advice or recommendations.

The FPA Global Equity ETF is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC. First Pacific Advisors, LP, the Fund’s advisor, is not affiliated with Northern Lights Distributors, LLC.

Index definitions

Comparison to any index is for illustrative purposes only. Index returns do not reflect transactions costs, investment management fees or other commissions, fees and expenses that would reduce performance for an investor. An investor cannot invest directly in an index. The Fund does not include outperformance of any index or benchmark in its investment objectives.

MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to represent performance of the full opportunity set of large- and mid-cap stocks across developed and emerging markets. Net Return indicates that this series approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties.

Other definitions

Risk Assets is any asset that carries a degree of risk. Risk asset generally refers to assets that have a significant degree of price volatility, such as equities, commodities, high-yield bonds, real estate and currencies, but does not include cash and cash equivalents.

Standard Deviation is a measure of the dispersion of a set of data from its mean.

Yield is the discount rate that links the bond’s cash flows to its current dollar price.

Volatility is a statistical measure of the dispersion of returns for a given security or market index. In most cases, the higher the volatility, the riskier the security. Volatility is often measured as either the standard deviation or variance between returns from that same security or market index.

©2023 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted by Morningstar to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

17554107-NLD11022023

FPA Global Equity ETF
PORTFOLIO REVIEW (Unaudited)
September 30, 2023

The Fund’s performance figures* for the periods ended September 30, 2023, compared to its benchmark:

		Since Inception
	One Year	(12/16/2021)
FPA Global Equity ETF - NAV	29.82%	(1.42)%
FPA Global Equity ETF - Market Price	29.02%	(1.47)%
MSCI AC World Index (Net)(a)	20.80%	(4.80)%

Comparison of the Change in Value of a $10,000 Investment

(a)	The MSCI AC World Index (Net) is a stock index designed to track broad global equity-market performance. Maintained by Morgan Stanley Capital International (MSCI), the index comprises the stocks of nearly 3,000 companies from 23 developed countries and 25 emerging markets. Investors cannot invest directly in an index.

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the sales of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting https://fpag.fpa.com or by calling 1-800-982-4372. The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the advisor))) will not exceed 0.49% of the Fund’s average daily net assets through January 31, 2024 and 0.59% for the subsequent one-year period ending January 31, 2025. These fee waivers and expense reimbursements are subject to possible recoupment by the advisor from the Fund in future years (within the three years from the time the fees were waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated by the Trust’s Board of Trustees only on 60 days’ written notice to the advisor. Had the advisor not waived a portion of its fees, total returns would have been lower. The Fund’s total gross annual operating expenses are 2.25% per the February 1, 2023 Prospectus.

Holdings By Asset Class as of September 30, 2023	% of Net Assets
Common Stock	96.7%
Exchange-Traded Fund	2.7%
Short-Term Investments	0.7%
Other Liabilities in Excess of Assets	(0.1)%
100.0%
.
Country Diversification	% of Net Assets
United States	59.3%
Switzerland	10.5%
Netherlands	6.9%
Jersey	4.7%
Ireland	4.3%
Belgium	2.6%
Korea (Republic of)	2.6%
Other*	8.5%
Short Term Investment	0.7%
Other Liabilities in Excess of Assets	(0.1)%
100.0%

*	Includes less than 2.6% weightings in Cayman Islands, France, Germany, Hong Kong, Isle of Man, Japan, and South Africa.

Please refer to the Schedule of Investments in this annual report for a detailed listing of the Fund’s holdings.

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7%
	AEROSPACE & DEFENSE - 3.7%
9,575	Howmet Aerospace, Inc.	$442,844
6,295	Safran S.A.	989,205
		1,432,049
	APPAREL & TEXTILE PRODUCTS - 1.3%
4,096	Cie Financiere Richemont S.A.	501,155

	ASSET MANAGEMENT - 2.6%
13,903	Groupe Bruxelles Lambert S.A.	1,037,103

	BANKING - 5.7%
26,492	Citigroup, Inc.	1,089,616
28,516	Wells Fargo & Company	1,165,164
		2,254,780
	BEVERAGES - 4.8%
14,008	Heineken Holding N.V.	1,057,375
29,093	JDE Peet’s BV	812,599
		1,869,974
	CABLE & SATELLITE - 8.9%
2,832	Charter Communications, Inc., Class A(a)	1,245,570
51,009	Comcast Corporation, Class A	2,261,739
		3,507,309
	CHEMICALS - 3.2%
18,532	International Flavors & Fragrances, Inc.	1,263,326

	CONSTRUCTION MATERIALS - 5.9%
4,225	Heidelberg Materials A.G.	328,388
30,626	Holcim Ltd.	1,966,589
		2,294,977
	E-COMMERCE DISCRETIONARY - 3.1%
13,063	Alibaba Group Holding Ltd.(a)	142,795
8,448	Amazon.com, Inc.(a)	1,073,910
		1,216,705
	ELECTRIC UTILITIES - 1.6%
16,132	FirstEnergy Corporation	551,392

See accompanying notes to financial statements.

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	ELECTRIC UTILITIES - 1.6% (Continued)
5,264	PG&E Corporation(a)	$84,908
		636,300
	ELECTRICAL EQUIPMENT - 4.2%
13,462	TE Connectivity Ltd.	1,662,961

	ENGINEERING & CONSTRUCTION - 1.0%
4,998	Samsung C&T Corporation	397,832

	ENTERTAINMENT CONTENT - 0.6%
14,082	Nexon Company Ltd.	251,927

	HEALTH CARE FACILITIES & SERVICES - 1.1%
1,685	ICON PLC(a)	414,931

	INDUSTRIAL SUPPORT SERVICES - 3.7%
5,028	Ferguson PLC	826,955
10,298	LG Corporation	638,392
		1,465,347
	INSURANCE - 8.0%
30,589	American International Group, Inc.	1,853,694
3,938	Aon PLC, Class A	1,276,778
		3,130,472
	INTERNET MEDIA & SERVICES - 17.5%
15,432	Alphabet, Inc., Class A(a)	2,019,432
11,462	Alphabet, Inc., Class C(a)	1,511,265
3,970	Delivery Hero S.E.(a)	114,034
6,021	Meta Platforms, Inc., Class A(a)	1,807,564
4,088	Naspers Ltd.	653,240
769	Netflix, Inc.(a)	290,374
10,210	Uber Technologies, Inc.(a)	469,558
		6,865,467
	LEISURE FACILITIES & SERVICES - 1.8%
11,041	Entain PLC	125,650

See accompanying notes to financial statements.

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	COMMON STOCKS — 96.7% (Continued)
	LEISURE FACILITIES & SERVICES - 1.8% (Continued)
2,892	Marriott International, Inc., Class A	$568,452
		694,102
	METALS & MINING - 2.6%
180,001	Glencore PLC	1,031,921

	OIL & GAS PRODUCERS - 1.6%
37,882	Kinder Morgan, Inc.	628,083

	REAL ESTATE OWNERS & DEVELOPERS - 0.5%
28,670	Swire Pacific Ltd., Class A	193,495

	RETAIL - CONSUMER STAPLES - 0.2%
6,945	Just Eat Takeaway.com N.V.(a)	86,418

	RETAIL - DISCRETIONARY - 2.0%
10,948	CarMax, Inc.(a)	774,352

	SEMICONDUCTORS - 8.8%
10,582	Analog Devices, Inc.	1,852,802
1,009	Broadcom, Inc.	838,055
3,756	NXP Semiconductors N.V.	750,900
		3,441,757
	TECHNOLOGY HARDWARE - 1.2%
11,104	Nintendo Company Ltd.	462,911

	TRANSPORTATION EQUIPMENT - 1.1%
4,222	Westinghouse Air Brake Technologies Corporation	448,672

	TOTAL COMMON STOCKS (Cost $36,656,150)	37,964,326

See accompanying notes to financial statements.

FPA GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.7%
	EQUITY - 2.7%
11,200	Vanguard Total World Stock ETF (Cost $1,007,315)	$1,043,616

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
261,648	State Street Institutional Treasury Money Market, Institutional Class, 4.93% (Cost $261,648)(b)	261,648

	TOTAL INVESTMENTS – 100.1% (Cost $37,925,113)	$39,269,590
	OTHER LIABILITIES IN EXCESS OF ASSETS – (0.1)%	(20,487)
	NET ASSETS - 100.0%	$39,249,103

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

S.A.	- Societe Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2023.

See accompanying notes to financial statements.

FPA Global Equity ETF
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2023

Assets:
Investments in Securities at Cost	$37,925,113
Investments in Securities at Value	$39,269,590
Foreign Cash (Cost - $7)	7
Dividends and Interest Receivable	43,445
Receivable for Securities Sold	34,080
Receivable for securities lending income	21
Prepaid Expenses and Other Assets	24,491
Total Assets	39,371,634

Liabilities:
Payable for Securities Purchased	30,219
Due to Custodian	6,724
Accrued Advisory Fees	5,367
Accrued Custody Fees	24,608
Accrued Transfer Agent Fees	39,468
Accrued Audit Fees	14,385
Other Accrued Expenses	1,760
Total Liabilities	122,531

Net Assets	$39,249,103

Total Shares Outstanding
($0 par value, unlimited shares authorized)	1,650,000

Net Asset Value, Offering and Redemption Price Per Share
(Net assets / Total shares outstanding)	$23.79

Composition of Net Assets:
Paid-in-Capital	$38,222,523
Accumulated Earnings	1,026,580
Net Assets	$39,249,103

See accompanying notes to financial statements.

FPA Global Equity ETF
STATEMENT OF OPERATIONS
For The Year Ended September 30, 2023

Investment Income:
Dividend Income^	$721,915
Interest Income	8,164
Securities Lending Income (net of fees)	242
Total Investment Income	730,321

Expenses:
Investment Advisory Fees	226,889
Administration Fees	32,959
Compliance Officer Fees	21,441
Transfer Agent Fees	16,910
Fund Accounting Fees	15,320
Audit Fees	14,982
Custody Fees	14,881
Legal Fees	14,080
Trustees’ Fees	9,267
Printing Expenses	5,677
Miscellaneous Expenses	8,840
Total Expenses	381,246
Less: Expenses Waived by Adviser	(222,147)
Net Expenses	159,099

Net Investment Income	571,222

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss on:
Investments	(31,274)
Foreign Currency Translations	(4,162)
Net Realized Loss	(35,436)

Net Change in Unrealized Appreciation on:
Investments	6,447,073
Foreign Currency Translations	121
6,447,194

Net Realized and Unrealized Gain on Investments	6,411,758

Net Increase in Net Assets Resulting From Operations	$6,982,980

^	Includes withholding tax of $25,024.

See accompanying notes to financial statements.

FPA Global Equity ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Period* Ended
	September 30,	September 30,
	2023	2022
Operations:
Net Investment Income	$571,222	$201,010
Net Realized Loss on Investments and Foreign Currency Translations	(35,436)	(368,736)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Translations	6,447,194	(5,102,839)
Net Increase/(Decrease) in Net Assets Resulting From Operations	6,982,980	(5,270,565)

Distributions to Shareholders From:
Total Distributions Paid	(512,550)	(173,323)

Beneficial Interest Transactions:
Proceeds from Shares Issued	14,186,480	24,036,081
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	14,186,480	24,036,081

Net Increase in Net Assets	20,656,910	18,592,193

Net Assets:
Beginning of Year/Period*	18,592,193	—
End of Year/Period	$39,249,103	$18,592,193

Share Activity:
Shares Sold	650,000	1,000,000
Net Increase in Total Shares Outstanding	650,000	1,000,000

*	The FPA Global Equity ETF commenced operations on December 16, 2021.

See accompanying notes to financial statements.

FPA Global Equity ETF
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Year Ended	Period* Ended
	September 30,	September 30,
	2023	2022
Net Asset Value, Beginning of Year/Period	$18.59	$24.99
Increase/(Decrease) From Operations:
Net investment income (1)	0.40	0.28
Net gain/(loss) from investments (both realized and unrealized)	5.14	(6.49)
Total from operations	5.54	(6.21)

Less Distributions:
From net investment income	(0.34)	(0.19)
Total Distributions	(0.34)	(0.19)

Net Asset Value, End of Year/Period	$23.79	$18.59

Market Price, End of Year/Period (2)	$23.77	$18.69

Total Return (3)	29.82%	(24.92	)% (4)

Market Price Total Return (3)	29.02%	(24.52	)% (4)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$39,249	$18,592
Ratio to average net assets:
Gross expenses (5,8)	1.17%	2.25	% (7)
Net expenses (6,8)	0.49%	0.49	% (7)
Net investment income (8,9)	1.76%	1.61	% (7)
Portfolio turnover rate (10)	26%	28	% (4)

*	The FPA Global Equity ETF commenced operations on December 16, 2021.

(1)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(2)	Market Price is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.

(6)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the advisor.

(7)	Annualized.

(8)	Does not include the expenses of the underlying investment companies in which the Fund invests.

(9)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

See accompanying notes to financial statements.

FPA Global Equity ETF
NOTES TO FINANCIAL STATEMENTS
September 30, 2023

1.	ORGANIZATION

The FPA Global Equity ETF (the “Fund”), is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under laws of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is long-term growth of principal and income. The Fund commenced operations on December 16, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities are valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Due to custodian as recorded on the Statement of Assets and Liabilities is recorded at cost and approximates fair value; it is classified as level 2 under the fair value hierarchy.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated First Pacific Advisors, LP (the “Advisor”) as its valuation designee (the “Valuation Designee”) for execution of these procedures. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and ratifying the execution of this process and the resultant fair value prices to assure the process produces reliable results.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value

FPA Global Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value pursuant to the methods established by the boards of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2023 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$37,964,326	$—	$—	$37,964,326
Exchange-Traded Fund	1,043,616	—	—	1,043,616
Short-Term Investment	261,648	—	—	261,648
Total Investments	$39,269,590	$—	$—	$39,269,590

*	Refer to the Schedule of Investments for classification.

The Fund did not hold any Level 2 or Level 3 securities during the year ended September 30, 2023.

FPA Global Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) – The Fund may invest in ETFs and ETNs. ETFs and ETNs are a type of fund bought and sold on a securities exchange. Both an ETF and an ETN trade like common stock and represent a fixed portfolio of securities. The risks of owning an ETF and ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF and ETN could result in it being more volatile. Additionally, ETFs and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Security Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Distributions from net investment income are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – The Fund qualifies as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and by distributing substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for the open tax year ended September 30, 2022, or expected to be taken in the Fund’s 2023 tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

FPA Global Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

3.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2023, the aggregate purchases and sales of investments (excluding in-kind transactions and short-term investments) were $8,676,173 and $8,184,887, respectively. For the year ended September 30, 2023, the aggregate cost of purchases and proceeds from sales of portfolio securities for in-kind transactions were $13,524,724 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

First Pacific Advisors, LP serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 0.70%. Pursuant to the advisory agreement, the Fund accrued $226,889 in advisory fees for the year ended September 30, 2023.

The Advisor has entered into a contractual agreement (the “Waiver Agreement”) with the Fund under which it has agreed to waive and/or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, or extraordinary expenses) to 0.49% of the Fund’s average daily net assets through January 31, 2024, and to 0.59% for the subsequent one-year period ending January 31, 2025. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated by the Board only on 60 days’ written notice to the Advisor. For the year ended September 30, 2023, the Advisor waived fees in the amount of $222,147, pursuant to the Waiver Agreement. Cumulative waivers and expense reimbursements subject to the aforementioned reimbursements will expire September 30 of the following years:

2025	$219,057
2026	$222,147

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of Ultimus Fund Solutions, LLC. The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. During the year ended September 30, 2023, the Fund did not pay distribution related charges pursuant to the Plan.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for serving in such capacities.

FPA Global Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2023, were as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation/
Cost	Appreciation	Depreciation	(Depreciation)
$38,191,358	$3,608,444	$(2,536,936)	$1,071,508

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following period was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2023	September 30, 2022
Ordinary Income	$512,550	$173,323
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$512,550	$173,323

As of September 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$153,937	$—	$—	$(198,743)	$—	$1,071,386	$1,026,580

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales, mark-to-market on open passive foreign investment companies and C-Corporation return of capital distributions.

At September 30, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, utilized capital loss carryforwards, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$198,743	$—	$198,743	$11,761

FPA Global Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2023, as follows:

Paid In	Distributable
Capital	Earnings
$(38)	$38

7.	SECURITIES LENDING

The Fund has entered into a securities lending arrangement with State Street Bank and Trust Co. (“State Street”). Under an agreement with State Street, the Fund can lend its portfolio securities to brokers, dealers and other financial institutions approved by the Board of Trustees to earn additional income. Loans are collateralized by cash, in an amount at least equal to the market value of the securities loaned plus accrued interest, which is invested in highly liquid, short-term instruments such as repurchase agreements collateralized by U.S. Government securities and money market funds in accordance with the Fund’s security lending procedures. A portion of the income generated by the investment in the collateral, net of any rebates paid by State Street to the borrowers is remitted to State Street as lending agent, and the remainder is paid to the Fund. The Fund continues to receive interest or dividends on the securities loaned. The Fund has the right under the Master Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Fund could experience delays or losses on recovery. Additionally, the Fund is subject to the risk of loss from investments made with the cash received as collateral. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

At September 30, 2023, the Fund had no loaned securities outstanding. The Fund received $242 in income from securities lending, or 0.03% of its total income.

8.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at net asset value only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in -kind basis, with a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the year ended September 30, 2023, the Fund did not receive fixed fees. For the year ended September 30, 2023, the Fund did not receive variable fees.

FPA Global Equity ETF
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2023

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee for	Fixed Fee for Cash
In-Kind and	and Redeem	Variable
Cash Purchases	Transactions	Charge
$400	$100	2.00%*

*	As a percentage of the amount invested.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Deloitte & Touche LLP 695 Town Center Drive Suite 1000 Costa Mesa, CA 92626 USA Tel: 714 436 7100 Fax: 714 436 7200 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of FPA Global Equity ETF (the “Fund”), one of the funds constituting the Northern Lights Fund Trust III (the “Trust”), as of September 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the period from December 16, 2021 (commencement of operations) to September 30, 2022 and the year ended September 30, 2023, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, and the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the period from December 16, 2021 (commencement of operations) to September 30, 2022 and the year ended September 30, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

November 22, 2023

We have served as the auditor of one or more First Pacific Advisors, LP investment companies since 2022.

FPA Global Equity ETF
EXPENSE EXAMPLES (Unaudited)
September 30, 2023

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and compare these costs with the ongoing costs of investing in other mutual funds. A shareholder may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical (5% return before
			Actual		expenses)
	Fund’s		Ending	Expenses Paid	Ending	Expenses Paid
	Annualized	Beginning	Account Value	During Period *	Account Value	During Period *
	Expense Ratio	Account Value	9/30/2023	4/1/23-9/30/23	9/30/2023	4/1/23-9/30/23
FPA Global Equity ETF	0.49%	$1,000.00	$1,062.60	$2.53	$1,022.61	$2.48

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

FPA Global Equity ETF
LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)
September 30, 2023

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal year ended September 30, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

FPA Global Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2023

The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below. Unless otherwise noted, the address of each Trustee and officer is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Independent Trustees
Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years**
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since August 2007).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015); Monetta Mutual Funds (since November 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014.	Retired (since 2011); formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Alternative Strategies Fund (since 2012).
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	PhD (Accounting), CPA; Professor and Director, Lynn Pippenger School of Accountancy, Muma College of Business, University of South Florida (2019 – present); Professor and Department of Accountancy Chair, Case Western Reserve University (2009-2019); President, American Accounting Association (AAA) commencing August 2022 (President-Elect 2022-2023, President 2023-2024; Past President 2024-2025). AAA Vice President-Finance (2017-2020); President, Auditing Section of the AAA; Member, AICPA Auditing Standards Board (2009-2012); Academic Fellow, Office of the Chief Accountant, United States Securities Exchange Commission (2005-2006); Center for Audit Quality research grants (2014, 2012).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007); Alternative Strategies Fund (since June 2010).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Co-owner and Vice President, Latin America Agriculture Development Corp. (since May 2015); President, Celeritas Rail Consulting (since June 2014); Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (June 1976 to April 2014).	1	Northern Lights Fund Trust III (for series not affiliated with the Fund since 2015).

*	As of September 30, 2023, the Trust was comprised of 29 active portfolios managed by 14 unaffiliated investment advisers. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment adviser with any other series.

**	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

9/30/23-NLFT III-v1

FPA Global Equity ETF
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
September 30, 2023

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
Brian Curley 1970	President	Since May 2023, indefinite	Vice President, Ultimus Fund Solutions, LLC (since 2020); Vice President, Gemini Fund Services, LLC (2015-2020).
Timothy Burdick 1986	Vice President	Since May 2023, indefinite	Vice President and Senior Managing Counsel, Ultimus Fund Solutions, LLC (2023 – present); Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (2022 – 2023); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019 –2022).
Richard Gleason 1977	Treasurer	Since May 2023, indefinite	Assistant Vice President, Ultimus Fund Solutions, LLC (since 2020); Assistant Vice President, Gemini Fund Services, LLC (2012-2020).
Viktoriya Pallino 1995	Secretary	Since August 2022, indefinite	Senior Legal Administrator, Ultimus Fund Solutions, LLC (since 2023); Legal Administrator II, Ultimus Fund Solutions, LLC (2021-2023); Legal Administrator I, Ultimus Fund Solutions, LLC (2019-2021); Legal Administration Associate, Gemini Fund Services, LLC (2017-2019).
William Kimme 1962	Chief Compliance Officer	Since February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-982-4372.

9/30/23-NLFT III-v1

PRIVACY NOTICE

Rev. June 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (631) 490-4300

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-645-5462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-594-1249.

INVESTMENT ADVISOR
First Pacific Advisors, LP
11601 Wilshire Blvd., Suite 1200
Los Angeles, CA 90025

ADMINISTRATOR
Ultimus Fund Services, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

FPAETF-AR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2023 – $14,940

2022 – $14,500

(b)	Audit-Related Fees

2023 – None

2022 – None

(c)	Tax Fees

2023 – $5,150

2022 – $5,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2023 – None

2022 – None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2022   2023

Audit-Related Fees:        0.00% 0.00%

Tax Fees:                       0.00% 0.00%

All Other Fees:              0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2023 – $5,150

2022 – $5,000

(h)	The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 12/1/23

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley

Brian Curley, President/Principal Executive Officer

Date 12/1/23

By (Signature and Title)

/s/ Rich Gleason

Rich Gleason, Treasurer/Principal Financial Officer

Date 12/1/23